UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard Capital Management
           -----------------------------------------------------
Address:   45 Rockefeller Plaza, Suite 1440
           New York, NY, 10111
           -----------------------------------------------------

Form 13F File Number: 28-07476
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-473-9100
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                     New York, NY                     01/23/2006
----------------                     ------------                     ----------
  [Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           71
                                         -----------
Form 13F Information Table Value Total:     $238,460
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ------
BP P L C                                        055622104      896   13959 SH       Sole                 0      0  13959
GLAXOSMITHKLINE PLC                             37733w105      313    6200 SH       Sole                 0      0   6200
ROYAL DUTCH SHELL PLC                           780259206      509    8272 SH       Sole                 0      0   8272
3M CO                          COM              88579Y101     6942   89580 SH       Sole             14145      0  75435
AETNA INC NEW COM              COM              00817Y108      226    2400 SH       Sole                 0      0   2400
ALTRIA GROUP INC               COM              02209S103     1943   26000 SH       Sole                 0      0  26000
AMERICAN EXPRESS COMPANY       COM              025816109      648   12601 SH       Sole                 0      0  12601
AMERICAN INTERNATIONAL GROUP I COM              026874107      877   12857 SH       Sole                 0      0  12857
ARMOR HOLDINGS INC             COM              042260109     6740  158027 SH       Sole             24552      0 133475
BANK OF AMERICA CORP           COM              060505104     6574  142450 SH       Sole             23575      0 118875
BLACKROCK GLOBAL FLG COM       COM              091941104     1716  100000 SH       Sole                 0      0 100000
BRISTOL MYERS SQUIBB CO        COM              110122108      970   42221 SH       Sole                 0      0  42221
BURLINGTON NRTHN SANTA COM     COM              12189T104      162    2282 SH       Sole                 0      0   2282
CHEVRON CORP                   COM              166764100     6543  115259 SH       Sole             17325      0  97934
CISCO SYSTEMS INC              COM              17275R102     2172  126863 SH       Sole              1013      0 125850
CITIGROUP INC                  COM              172967101     6858  141310 SH       Sole             19921      0 121389
CLARUS CORP DEL                COM              182707109      327   39150 SH       Sole                 0      0  39150
COCA COLA CO                   COM              191216100     6287  155970 SH       Sole             25300      0 130670
COMCAST CORP CL A (SP)         COM              20030N200     5592  217655 SH       Sole             35225      0 182430
DEERE & CO COM                 COM              244199105      573    8418 SH       Sole                 0      0   8418
DELL INC                       COM              24702R101     4919  164025 SH       Sole             30850      0 133175
DISNEY WALT CO                 COM              254687106     7019  292826 SH       Sole             42300      0 250526
DOW CHEMICAL CO                COM              260543103     5011  114353 SH       Sole             18025      0  96328
E I DU PONT DE NEMOURS & CO    COM              263534109      212    4999 SH       Sole              2000      0   2999
EATON VANCE FLTNG RTE COM      COM              278279104     2531  150000 SH       Sole                 0      0 150000
EMERSON ELECTRIC CO            COM              291011104      495    6626 SH       Sole                 0      0   6626
EQUITABLE RES INC COM          COM              294549100      356    9700 SH       Sole                 0      0   9700
EXXON MOBIL CORP               COM              30231G102    13309  236943 SH       Sole             25475      0 211468
FEDEX CORP COM                 COM              31428X106      202    1950 SH       Sole              1350      0    600
GENERAL ELECTRIC CO            COM              369604103    12245  349360 SH       Sole             39675      0 309685
GENERAL MILLS INC              COM              370334104      473    9600 SH       Sole                 0      0   9600
GOLDMAN SACHS GROUP INC        COM              38141G104     7002   54830 SH       Sole              8900      0  45930
HARTFORD FINANCIAL SERVICES GR COM              416515104      217    2520 SH       Sole                 0      0   2520
HOME DEPOT INC                 COM              437076102     6235  154035 SH       Sole             22274      0 131761
HONEYWELL INTL INC             COM              438516106     6572  176422 SH       Sole             29500      0 146922
INTEL CORP                     COM              458140100     7568  303211 SH       Sole             51775      0 251436
INTERNATIONAL BUSINESS MACHINE COM              459200101     1128   13722 SH       Sole                 0      0  13722
ITT INDUSTRIES INC             COM              450911102      166    1617 SH       Sole                 0      0   1617
J P MORGAN CHASE AND CO        COM              46625H100     6584  165897 SH       Sole             25675      0 140222
JOHNSON AND JOHNSON CO         COM              478160104     7424  123522 SH       Sole             18475      0 105047
MCCORMICK & CO INC NON-VOTING  COM              579780206     3255  105275 SH       Sole             22075      0  83200
MCDONALDS CORP                 COM              580135101      877   26000 SH       Sole                 0      0  26000
MCGRAW HILL COMPANIES INC      COM              580645109      237    4600 SH       Sole                 0      0   4600
MEDTRONIC INC                  COM              585055106     7272  126317 SH       Sole             20550      0 105767
MERCK AND CO INC               COM              589331107     6447  202672 SH       Sole             17975      0 184697
MICROSOFT CORP                 COM              594918104     9779  373973 SH       Sole             47925      0 326048
NORTHERN TRUST CORP            COM              665859104     3690   71200 SH       Sole             11100      0  60100
PEPSICO INC                    COM              713448108      957   16200 SH       Sole                 0      0  16200
PFIZER INC                     COM              717081103     6584  282316 SH       Sole             39800      0 242516
PROCTER AND GAMBLE CO          COM              742718109     9540  164822 SH       Sole             25526      0 139296
SCHERING PLOUGH CORP COM       COM              806605101      377   18080 SH       Sole                 0      0  18080
SCHLUMBERGER LTD               COM              806857108     1695   17450 SH       Sole                 0      0  17450
SEALED AIR CORP NEW            COM              81211K100      719   12800 SH       Sole                 0      0  12800
SYSCO CORP                     COM              871829107      279    9000 SH       Sole                 0      0   9000
TEXAS INSTRUMENTS INC          COM              882508104      215    6700 SH       Sole              2900      0   3800
UNITED TECHNOLOGIES CORP       COM              913017109     7381  132014 SH       Sole             19170      0 112844
UNIVISION COMMUNICATIONS INC C COM              914906102     4468  152041 SH       Sole             29013      0 123028
WAL MART STORES INC            COM              931142103      975   20834 SH       Sole              2000      0  18834
WEYERHAEUSER CO                COM              962166104      683   10300 SH       Sole                 0      0  10300
WYETH COM                      COM              983024100      599   13000 SH       Sole                 0      0  13000
JAPAN INDEX FD (MSCI)                           464286848     5153  381125 SH       Sole             58835      0 322290
DOW JONES INDUSTRIAL INDEX (DI                  252787106     1572   14699 SH       Sole               510      0  14188
ENERGY SECTOR (SPDR)                            81369Y506      377    7485 SH       Sole               293      0   7192
HEALTHCARE SECTOR (SPDR)                        81369Y209      430   13549 SH       Sole               484      0  13064
ISHARES TR NASDAQ BIOTECH INDX                  464287556      711    9200 SH       Sole                 0      0   9200
NASDAQ 100 TR UNIT SER 1                        631100104     6327  156527 SH       Sole             24850      0 131677
OIL SVC HOLDRS TR DEPOSITARY R                  678002106     5041   39105 SH       Sole              5700      0  33405
STANDARD & POORS 500 INDEX (SP                  78462F103     5771   46349 SH       Sole              1613      0  44735
FRANKLIN TEMPLETON FUNDS CALIF                  352518104      102   13971 SH       Sole                 0      0  13971
PIMCO CALIF MUN INC II COM                                     209   13336 SH       Sole                 0      0  13336
WASHINGTON MUTUAL INVESTORS FU                  939330106      200    6490 SH       Sole                 0      0   6490